PROPERTY AND EQUIPMENT, NET	12 Months Ended
Jun. 30, 2025
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 9. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	June 30,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US Dollars
Motor vehicles	¥3,699,101	¥3,665,426	$511,674
Office equipment and fixtures	1,405,076	1,368,950	191,098
Production equipment	31,231,574	30,938,857	4,318,898
Leasehold improvement	2,260,000	2,260,000	315,484
Total cost	38,595,751	38,233,233	5,337,154
Less: accumulated depreciation	(15,515,349)	(18,072,448)	(2,522,816)
Less: accumulated impairment	(942,462)	(174,150)	(24,310)
Property and equipment, net	¥22,137,940	¥19,986,635	$2,790,027

Depreciation expenses were ¥2,983,586, ¥2,844,025 and ¥3,147,936 ($439,435) for the years ended June 30, 2023, 2024 and 2025, respectively.

The impairment were ¥942,462, ¥942,462 and ¥174,150 ($24,310) for the years ended June 30, 2023, 2024 and 2025, respectively. The decrease primarily reflects management’s approval to close QH BHD and write off its property and equipment.

Income from property and equipment disposal was ¥12,782 for the year ended June 30, 2023. Loss from property and equipment disposal was ¥35,325 for the year ended June 30, 2024. Loss from property and equipment disposal was ¥12,410 ($1,732) for the year ended June 30, 2025.